Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) PerformanceObligation $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 32,600,000	$ 50,600,000
Impairment of long-lived assets		$ 0	0
Description of payment terms and transfer of promised goods or services		one year or less
Issuance of ordinary shares		$ 23,262,000	$ 8,913,000
ASU 2014-09
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect [true false]		true
ASU 2018-07
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]		true
ASU 2018-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]		true
Alexion Arrangement | Alexion Pharmaceuticals Inc.
Summary Of Significant Accounting Policies [Line Items]
Issuance of ordinary shares, Shares | shares	16,304,347
Purchase price per share | $ / shares	$ 0.92
Issuance of ordinary shares	$ 15,000,000
Estimated fair market value of ordinary shares purchased	8,900,000
Premium paid for share purchased	6,100,000
Upfront non-refundable payment received	15,000,000
Premium received from issuance of shares	6,100,000
Transaction price recorded as contract liability at contract inception	$ 21,100,000
Number of performance obligation | PerformanceObligation	1
Agreement termination month and year	2020-01
Additional revenue recognized	$ 0
Alexion Arrangement | Alexion Pharmaceuticals Inc. | American Depositary Shares
Summary Of Significant Accounting Policies [Line Items]
Percentage of premium over the average closing price of shares	41.00%